Goodwill and intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 16 Goodwill and intangible assets

Introduction

UBS performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.

UBS considers Asset Management and the Investment Bank, as they are reported in Note 2a, as separate cash-generating units, as that is the level at which the performance of investments (and the related goodwill) is reviewed and assessed by management. The goodwill for Global Wealth Management is separately monitored, and therefore separately considered for impairment, at the level of the two former business divisions Wealth Management and Wealth Management Americas. These business divisions were integrated in 2018 and are referred to in this Note as Global Wealth Management Americas and Global Wealth Management ex Americas.

The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective cash-generating unit. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.

As of 31 December 2019, total goodwill recognized on the balance sheet was USD 6.3 billion, of which USD 3.7 billion was carried by the Global Wealth Management Americas cash-generating unit, USD 1.2 billion was carried by the Global Wealth Management ex Americas cash-generating unit and USD 1.4 billion was carried by Asset Management. Based on the impairment testing methodology described below, UBS concluded that the goodwill balances as of 31 December 2019 allocated to these cash-generating units are not impaired.

Impairment of the Investment Bank goodwill

UBS is continuing to realign its Investment Bank and execute on a number of strategic initiatives to drive profitable growth. As a consequence, IAS 36, Impairment of Assets, requires UBS to give consideration to the range of possible forecast cash flows and uncertainties in macroeconomic factors that currently exist when determining the recoverability of goodwill in the Investment Bank. Following this, UBS estimated a recoverable amount for the Investment Bank cash-generating unit of USD 11.7 billion. As this was lower than the carrying amount of the Investment Bank cash-generating unit of USD 12.1 billion (actual attributed equity as of 31 December 2019), UBS wrote down the goodwill previously recognized by the Investment Bank (USD 110 million) and recognized that charge in the income statement within Amortization and impairment of goodwill and intangible assets.

UBS also reviewed intangible assets, property, equipment and software assets, allocated to the Investment Bank. Overall, UBS confirmed that no further impairment charges were required, with the fair value of such assets (generally determined using a cost replacement approach) being equal to or higher than their respective carrying amounts.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a cash-generating unit is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond this period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each cash-generating unit is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Corporate Center – Group Treasury manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a cash-generating unit requires to conduct its business and is currently considered a reasonable approximation of the carrying amount of the cash-generating units. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective cash-generating unit.

→Refer to the “Capital management” section of this report for more information about the equity attribution framework

Assumptions

Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management.

In addition, they take into account regional differences in risk-free rates, at the level of individual cash-generating units. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on the region.

Key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible balances reported by Global Wealth Management Americas, Global Wealth Management ex Americas and Asset Management.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill attributable to Global Wealth Management Americas, Global Wealth Management ex Americas and Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group’s capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.19	31.12.18	31.12.19	31.12.18
Global Wealth Management Americas	9.5	9.5	4.2	3.2
Global Wealth Management ex Americas	8.5	8.5	3.4	3.0
Asset Management	9.0	9.0	3.0	2.7
Investment Bank	11.0	11.0	4.0	3.5

	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2019	2018
Historical cost
Balance at the beginning of the year	6,392	760	865	1,625	8,018	7,888
Additions	0		11	11	11	270
Disposals	(1)		(10)	(10)	(11)	(45)
Write-offs	0		(75)	(75)	(75)	(7)
Foreign currency translation	(9)		(3)	(3)	(12)	(88)
Balance at the end of the year	6,382	760	788	1,548	7,930	8,018
Accumulated amortization and impairment
Balance at the beginning of the year		691	679	1,371	1,371	1,325
Amortization		38	27	65	65	62
Impairment[2]	110		0	0	110	4
Disposals			(8)	(8)	(8)	(1)
Write-offs			(75)	(75)	(75)	(7)
Foreign currency translation			(2)	(2)	(2)	(12)
Balance at the end of the year	110	730	621	1,351	1,461	1,371
Net book value at the end of the year	6,272	30	167	197	6,469	6,647
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2019 and 2018 relate to assets for which the recoverable amount was determined considering their value-in-use (recoverable amount of the impaired intangible assets in 2018 was USD 18 million, recoverable amount for the Investment Bank cash-generating unit in 2019 was USD 11.7 billion).

The table below presents goodwill and intangible assets by cash-generating unit for the year ended 31 December 2019.

USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Asset Management	Investment Bank	Corporate Center	Total
Goodwill
Balance at the beginning of the year	3,721	1,206	1,354	112		6,392
Additions					0	0
Disposals		(1)				(1)
Impairment				(110)		(110)
Foreign currency translation	(2)	(6)	1	(2)	0	(9)
Balance at the end of the year	3,719	1,198	1,354	0	0	6,272
Intangible assets
Balance at the beginning of the year	138	104	0	11	1	254
Additions / transfers	1			0	10	11
Disposals		(2)		0		(2)
Amortization	(45)	(12)		(5)	(4)	(65)
Impairment		0		0		0
Foreign currency translation	(1)	1	0	0	0	(1)
Balance at the end of the year	92	92	0	5	7	197

The table below presents estimated aggregated amortization expenses for intangible assets.

USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2020	53
2021	22
2022	18
2023	17
2024	13
Thereafter	70
Not amortized due to indefinite useful life	2
Total	197

UBS AG
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 16 Goodwill and intangible assets

Introduction

UBS AG performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.

UBS AG considers Asset Management and the Investment Bank, as they are reported in Note 2a, as separate cash-generating units, as that is the level at which the performance of investments (and the related goodwill) is reviewed and assessed by management. The goodwill for Global Wealth Management is separately monitored, and therefore separately considered for impairment, at the level of the two former business divisions Wealth Management and Wealth Management Americas. These business divisions were integrated in 2018 and are referred to in this Note as Global Wealth Management Americas and Global Wealth Management ex Americas.

The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective cash-generating unit. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.

As of 31 December 2019, total goodwill recognized on the balance sheet was USD 6.3 billion, of which USD 3.7 billion was carried by the Global Wealth Management Americas cash-generating unit, USD 1.2 billion was carried by the Global Wealth Management ex Americas cash-generating unit and USD 1.4 billion was carried by Asset Management. Based on the impairment testing methodology described below, UBS AG concluded that the goodwill balances as of 31 December 2019 allocated to these cash-generating units are not impaired.

Impairment of the Investment Bank goodwill

UBS AG is continuing to realign its Investment Bank and execute on a number of strategic initiatives to drive profitable growth. As a consequence, IAS 36, Impairment of Assets, requires UBS AG to give consideration to the range of possible forecast cash flows and uncertainties in macroeconomic factors that currently exist when determining the recoverability of goodwill in the Investment Bank. Following this, UBS AG estimated a recoverable amount for the Investment Bank cash-generating unit of USD 11.7 billion. As this was lower than the carrying amount of the Investment Bank cash-generating unit of USD 12.1 billion (actual attributed equity as of 31 December 2019), UBS AG wrote down the goodwill previously recognized by the Investment Bank (USD 110 million) and recognized that charge in the income statement within Amortization and impairment of goodwill and intangible assets.

UBS AG also reviewed intangible assets, property, equipment and software assets, allocated to the Investment Bank. Overall, UBS AG confirmed that no further impairment charges were required, with the fair value of such assets (generally determined using a cost replacement approach) being equal to or higher than their respective carrying amounts.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a cash-generating unit is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond this period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each cash-generating unit is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Corporate Center – Group Treasury manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a cash-generating unit requires to conduct its business and is currently considered a reasonable approximation of the carrying amount of the cash-generating units. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective cash-generating unit.

→Refer to the “Capital management” section of this report for more information about the equity attribution framework

Assumptions

Valuation parameters used within UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management.

In addition, they take into account regional differences in risk-free rates, at the level of individual cash-generating units. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on the region.

Key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible balances reported by Global Wealth Management Americas, Global Wealth Management ex Americas and Asset Management.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill attributable to Global Wealth Management Americas, Global Wealth Management ex Americas and Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on UBS AG’s capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.19	31.12.18	31.12.19	31.12.18
Global Wealth Management Americas	9.5	9.5	4.2	3.2
Global Wealth Management ex Americas	8.5	8.5	3.4	3.0
Asset Management	9.0	9.0	3.0	2.7
Investment Bank	11.0	11.0	4.0	3.5

	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2019	2018
Historical cost
Balance at the beginning of the year	6,392	760	865	1,625	8,018	7,888
Additions	0		11	11	11	270
Disposals	(1)		(10)	(10)	(11)	(45)
Write-offs	0		(75)	(75)	(75)	(7)
Foreign currency translation	(9)		(3)	(3)	(12)	(88)
Balance at the end of the year	6,382	760	788	1,548	7,930	8,018
Accumulated amortization and impairment
Balance at the beginning of the year		691	679	1,371	1,371	1,325
Amortization		38	27	65	65	62
Impairment[2]	110		0	0	110	4
Disposals			(8)	(8)	(8)	(1)
Write-offs			(75)	(75)	(75)	(7)
Foreign currency translation			(2)	(2)	(2)	(12)
Balance at the end of the year	110	730	621	1,351	1,461	1,371
Net book value at the end of the year	6,272	30	167	197	6,469	6,647
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2019 and 2018 relate to assets for which the recoverable amount was determined considering their value-in-use (recoverable amount of the impaired intangible assets in 2018 was USD 18 million, recoverable amount for the Investment Bank cash-generating unit in 2019 was USD 11.7 billion).

The table below presents goodwill and intangible assets by cash-generating unit for the year ended 31 December 2019.

USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Asset Management	Investment Bank	Corporate Center	Total
Goodwill
Balance at the beginning of the year	3,721	1,206	1,354	112		6,392
Additions					0	0
Disposals		(1)				(1)
Impairment				(110)		(110)
Foreign currency translation	(2)	(6)	1	(2)	0	(9)
Balance at the end of the year	3,719	1,198	1,354	0	0	6,272
Intangible assets
Balance at the beginning of the year	138	104	0	11	1	254
Additions / transfers	1			0	10	11
Disposals		(2)		0		(2)
Amortization	(45)	(12)		(5)	(4)	(65)
Impairment		0		0		0
Foreign currency translation	(1)	1	0	0	0	(1)
Balance at the end of the year	92	92	0	5	7	197

The table below presents estimated aggregated amortization expenses for intangible assets.

USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2020	53
2021	22
2022	18
2023	17
2024	13
Thereafter	70
Not amortized due to indefinite useful life	2
Total	197